CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		4 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2014	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (864,261)	$ (1,134,370)	$ (1,402,982)	$ (2,213,119)	$ (5,350,348)	$ (6,010,734)
Less income (loss) from discontinued operations		22,263	(111,927)	148,513	84,663	136,310
Loss from continuing operations	(864,261)	(1,156,633)	(1,291,055)	(2,361,632)	(5,435,011)	(6,147,044)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	105,511	13,837	37,000	32,955	154,732	133,907
Receivable collateral valuation reserve					123,647	502,315
Amortization of debt issuance costs	56,440				131,657	266,473
Amortization of debt discount	124,343				294,640
Gain on disposal of property and equipment				(5,879)		(5,879)
Depreciation and amortization	125,607	109,435	159,269	121,812	474,752	397,923
Loss on settlement of accrued interest				3,339		3,339
Issuance of convertible notes in exchange for services rendered				38,175		38,175
Stock-based compensation	97,203	149,356	154,062	81,605	608,429	347,657
Warrant modification expense					156,952
Common shares and warrants issued for services rendered		25,060			285,084	113,000
Changes in operating assets and liabilities, net of effects of acquisition:
Accounts receivable	(127,344)	(142,635)	(288,117)	(30,001)	(439,834)	(327,524)
Prepaid expenses	(47,367)	6,345	27,107	(44,683)	50,456	(89,265)
Other current assets			69,000	210		(68,790)
Other assets						(18,622)
Accounts payable	81,876	118,450	97,609	727,214	141,378	(186,701)
Accrued expenses	26,231	(2,107)	52,658	191,532	15,405	252,771
Deferred rent	(3,179)	(2,359)	10,593	(1,073)	(10,418)	(4,291)
Title IV funds in transit	68,599	(32,086)			34,238
Deferred revenue	(29,366)	(99,931)	121,933	114,162	(251,071)	200,846
Other current liabilities			(69,000)			69,000
Net cash used in operating activities	(385,707)	(1,013,268)	(918,941)	(1,132,264)	(3,664,964)	(4,522,710)
Cash flows from investing activities:
Cash acquired as part of merger				(378)		337
Purchases of property and equipment	(82,869)	(104,385)	(166,214)	(200,933)	(386,027)	(479,846)
Purchases of courseware	(38,823)	(500)		(8,200)	(6,500)	(25,300)
Increase in restricted cash	(29,927)	(137)	(181)		(603,125)	(264,992)
Proceeds received from officer loan repayments				150,000		150,000
Net cash used in investing activities	(151,619)	(105,022)	(166,395)	(59,511)	(995,652)	(619,801)
Cash flows from financing activities:
Proceeds from (repayments on) line of credit, net	(147)	(4,518)		(8,215)		16,785
Proceeds from issuance of common shares and warrants, net	1,781,500	1,000,000	1,041,540		750,000	3,025,236
Principal payments on notes payable					(25,000)
Proceeds received from issuance of convertible notes and warrants				1,059,000	1,639,298	1,706,000
Proceeds from related party for convertible notes						600,000
Proceeds from related party for note					1,000,000
Disbursements for debt issuance costs				(112,020)	(48,240)	(266,473)
Proceeds from warrant exercise					804,049
Payments for line of credit					(5,824)
Offering costs associated with private placement	(75,000)	(48,240)
Proceeds from note payable						22,000
Disbursements to purchase treasury shares						(202,000)
Net cash provided by financing activities	1,706,353	947,242	1,041,540	938,765	4,114,283	4,901,548
Cash flows from discontinued operations:
Cash flows from operating activities		87,075	191,540	78,398	68,731	51,599
Net cash provided by discontinued operations		87,075	191,540	78,398	68,731	51,599
Net increase (decrease) in cash and cash equivalents	1,169,027	(83,973)	147,744	(174,612)	(477,602)	(189,364)
Cash and cash equivalents at beginning of period	247,380	724,982	577,238	766,602	724,982	766,602
Cash and cash equivalents at end of period	1,416,407	641,009	724,982	591,990	247,380	577,238
Supplemental disclosure of cash flow information:
Cash paid for interest	70,307	11,158	1,494	2,681		273,781
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Conversion of all preferred shares into common shares				3,469,985		3,469,985
Conversion of convertible notes payable into common shares				20,000		1,775,825
Issuance of stock options to officers to settle accrued payroll						238,562
Conversion of loans payable to convertible notes payable				200,000		200,000
Issuance of common shares and warrants to settle accrued interest						70,654
Issuance of stock options to officers to settle note payable				22,000		22,000
Liabilities assumed in recapitalization				21,206		21,206
Settlement of notes payable by disposal of property and equipment				15,151		15,151
Issuance of convertible notes payable to pay accounts payable				11,650		11,650
Issuance of common shares for prepaid services		216,000			216,000
Warrant value recorded as debt issue cost					94,316
Warrant value recorded as debt discount					$ 389,565